Related Party Transactions (Details Narrative)						12 Months Ended
	Jan. 01, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 27, 2024 shares	Jan. 01, 2024 shares	Apr. 20, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Nov. 28, 2023 shares	Apr. 20, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Notes receivables		$ 90,425			$ 742		$ 90,425	$ 113,309				$ 1,000
Due to related parties		$ 422,564				1,121,180	422,564
Management fees						430,437	735,661	924,083
Director fees						267,207	648,528	820,047
Consulting fees						752,808	609,485	52,313
Stock based compensation							$ 877,629	118,202
Shares issued | shares		981,369				1,120,055	981,369		1,120,055	981,369
Number of Options Vested | shares						2,300,000	207,700
Number of options vested							$ 54,197
Obligation to issue shares		$ 6,000				$ 54,042	6,000
Other payables						96,993
Settlement of debt						62,607
Adjustment for hyperinflation						64,199
Trade and other payables		836,921				149,604	836,921
Reduction to equity		800,958				202,197	800,958
Settle of debt						52,593	216,951
Notes payable		5,361,978				$ 4,972,059	5,361,978
Interest rate					12.00%	5.00%			5.00%			12.00%
Loan, maturity date					April 30, 2025	April 30, 2025
Net debt		$ 10,364,993				$ 11,823,815	$ 10,364,993	10,329,719
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares		1,374,059					1,374,059			1,374,059	7,211,587
Net debt		$ 264,050					$ 264,050
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate						6.00%			6.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate						12.00%			12.00%
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares		815,260					815,260			815,260
Number of Options Vested | shares	67,200	207,700	19,200	87,600			(197,594)
Number of options vested		$ 54,197
Restricted Stock Units (RSUs) [Member] | Employment agreement [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares		129,194					129,194
Number of options vested		$ 63,986
Restricted Stock Units (RSUs) [Member] | Settlement Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares							19,200
Restricted Stock Unit Granted And Vested [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares		431,115					431,115			431,115
Director fees [member]
IfrsStatementLineItems [Line Items]
Director fees						$ 86,400	$ 118,200	$ 145,500
Director [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares		87,600				67,200	87,600		67,200	87,600
Directors [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares		431,116				177,200	431,116		177,200	431,116
Directors [member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares								117,374
Reduction to equity								$ 799,212
Reduction to equity								473,331
Officers [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						254,683			254,683
Obligation to issue shares						$ 34,600
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Notes receivables		37,172					37,172
Stock based compensation						18,543	913,163	$ 1,294,051
Obligation to issue shares		146,401					146,401
Depreciation property plant and equipment						34,386
Trade and other payables		327,388					327,388
Notes payable		191,811				$ 181,806	191,811		$ 248,189	$ 252,743
Loan, maturity date						December 31, 2024 to December 27, 2026.
Officer [Member]
IfrsStatementLineItems [Line Items]
Net debt		$ 6,000				$ 24,000	$ 6,000